Marketable Securities (Schedule of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 8,364	$ 9,344
Gross unrealized holding gains	17	89
Gross unrealized holding (losses)	(24)	(57)
Fair value	8,357	9,376
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,449	8,931
Gross unrealized holding gains	9	79
Gross unrealized holding (losses)	(16)	(57)
Fair value	7,442	8,953
Governmental Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	915	413
Gross unrealized holding gains	8	10
Gross unrealized holding (losses)	(8)
Fair value	$ 915	$ 423